Shareholder Fees - MCI - Victory Integrity Small Mid-Cap Value Fund - Member Class	Nov. 06, 2020
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none